Cost and Estimated Earnings on Uncompleted Contract (Details 4) - Southland Holding Llc [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Costs in excess of billings	$ 122,865	$ 105,102
Investments	104,654	105,124
Claims asset total	$ 227,519	$ 210,226